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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.	Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.27%)

Consumer Discretionary (14.59%)

	Apparel, Accessories & Luxury Goods (0.49%)
102,000	Ralph Lauren Corp.	$1,768,282	$13,500,720

	Automotive Retail (1.65%)
695,000	CarMax, Inc. [1]	12,968,731	46,015,950

	Hotels, Resorts & Cruise Lines (3.75%)
700,000	Choice Hotels International, Inc.	3,088,888	37,975,000
875,000	Hyatt Hotels Corp., Cl A [1]	25,095,011	49,603,750
300,000	Norwegian Cruise Line Holdings Ltd. [1,2]	16,467,000	16,812,000

		44,650,899	104,390,750

	Internet Retail (1.41%)
34,000	The Priceline Group, Inc. [1]	5,449,298	39,146,580

	Leisure Facilities (3.92%)
1,000,000	Vail Resorts, Inc.	19,491,424	109,200,000

	Specialty Stores (3.37%)
350,000	Dick’s Sporting Goods, Inc.	9,102,152	18,119,500
350,000	Tiffany & Co.	10,826,180	32,130,000
485,000	Tractor Supply Co.	15,846,066	43,620,900

		35,774,398	93,870,400

Total Consumer Discretionary		120,103,032	406,124,400

Consumer Staples (0.63%)

	Food Distributors (0.63%)
275,000	United Natural Foods, Inc. [1]	14,611,786	17,512,000

Energy (5.03%)

	Oil & Gas Drilling (0.25%)
100,000	Helmerich & Payne, Inc.	2,494,869	7,042,000

	Oil & Gas Equipment & Services (0.44%)
108,000	Core Laboratories N.V. [2]	7,365,191	12,316,320

	Oil & Gas Exploration & Production (1.02%)
249,500	Concho Resources, Inc. [1]	10,983,600	28,408,070

	Oil & Gas Storage & Transportation (3.32%)
250,000	Phillips 66 Partners LP	6,837,509	18,000,000
134,746	Shell Midstream Partners, L.P. [3,5]	5,255,094	6,116,121

Shares		Cost	Value

Common Stocks (continued)

Energy (continued)

	Oil & Gas Storage & Transportation (continued)
650,000	Shell Midstream Partners, L.P.	$14,950,000	$29,672,500
871,939	Tallgrass Energy GP LP [1]	25,392,931	28,032,839
174,934	Western Gas Equity Partners LP	3,848,548	10,496,040

		56,284,082	92,317,500

Total Energy		77,127,742	140,083,890

Financials (11.92%)

	Asset Management & Custody Banks (0.91%)
325,000	T. Rowe Price Group, Inc.	7,848,785	25,262,250

	Investment Banking & Brokerage (2.99%)
2,550,000	The Charles Schwab Corp.	2,490,233	83,257,500

	Office REITs (1.22%)
83,200	Alexander’s, Inc. [4]	3,902,246	34,112,000

	Property & Casualty Insurance (3.12%)
1,300,000	Arch Capital Group Ltd. [1,2]	14,150,604	87,048,000

	Real Estate Services (2.66%)
2,000,000	CBRE Group, Inc., Cl A [1]	26,527,399	74,000,000

	Regional Banks (1.02%)
450,000	First Republic Bank	13,544,042	28,363,500

Total Financials		68,463,309	332,043,250

Health Care (21.64%)

	Health Care Distributors (1.79%)
350,000	Henry Schein, Inc. [1]	9,382,831	49,742,000

	Health Care Equipment (3.75%)
1,630,000	IDEXX Laboratories, Inc. [1]	32,146,764	104,548,200

	Health Care Facilities (1.91%)
375,000	Universal Health Services, Inc., Cl B	23,304,910	53,287,500

	Health Care Supplies (3.24%)
265,000	The Cooper Companies, Inc.	34,262,522	47,162,050
740,000	West Pharmaceutical Services, Inc.	33,583,774	42,979,200

		67,846,296	90,141,250

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Health Care Technology (2.20%)
250,000	Cerner Corp. [1]	$5,447,595	$17,265,000
1,573,608	Inovalon Holdings, Inc., CI A [1]	44,719,593	43,903,663

		50,167,188	61,168,663

	Life Sciences Tools & Services (8.75%)
540,000	Illumina, Inc. [1]	23,556,410	117,914,400
275,000	Mettler-Toledo International, Inc. [1]	17,214,469	93,901,500
440,000	Quintiles Transnational Holdings, Inc. [1]	20,659,909	31,948,400

		61,430,788	243,764,300

Total Health Care		244,278,777	602,651,913

Industrials (17.93%)
	Construction Machinery & Heavy Trucks (2.20%)
115,000	WABCO Holdings, Inc. [1]	13,390,422	14,227,800
500,000	Westinghouse Air Brake Technologies Corporation	35,548,952	47,120,000

		48,939,374	61,347,800

	Environmental & Facilities Services (1.20%)
250,000	Stericycle, Inc. [1]	7,016,768	33,477,500

	Human Resource & Employment Services (1.88%)
415,000	Towers Watson & Co., Cl A	46,333,570	52,207,000

	Industrial Conglomerates (1.67%)
270,000	Roper Technologies Inc. (formerly, Roper Industries, Inc.)	22,869,631	46,564,200

	Industrial Machinery (4.04%)
575,000	Colfax Corp. [1]	17,334,916	26,536,250
450,000	IDEX Corporation	32,880,129	35,361,000
450,000	The Middleby Corp. [1]	23,539,575	50,503,500

		73,754,620	112,400,750
	Research & Consulting Services (5.27%)
1,150,000	Nielsen N.V. [2]	28,033,578	51,485,500
1,310,000	Verisk Analytics, Inc. [1]	33,702,476	95,315,600

		61,736,054	146,801,100
Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)

	Trading Companies & Distributors (1.67%)
900,000	Fastenal Co.	$16,158,368	$37,962,000
545,000	MRC Global, Inc. [1]	11,990,000	8,414,800

		28,148,368	46,376,800

Total Industrials		288,798,385	499,175,150

Information Technology (22.68%)

	Application Software (9.35%)
550,000	ANSYS, Inc. [1]	14,771,000	50,182,000
125,000	CDK Global, Inc.	5,940,179	6,747,500
495,000	FactSet Research Systems, Inc.	27,063,232	80,442,450
1,025,000	Guidewire Software, Inc. [1]	47,903,755	54,253,250
525,000	Mobileye N.V. [1,2]	17,145,372	27,914,250
652,000	SS&C Technologies Holdings, Inc.	36,761,317	40,750,000

		149,584,855	260,289,450

	Data Processing & Outsourced Services (3.36%)
600,000	FleetCor Technologies, Inc. [1]	21,892,482	93,636,000

	Internet Software & Services (3.67%)
155,000	LinkedIn Corp., Cl A [1]	8,240,401	32,027,650
226,197	Shutterstock, Inc. [1]	14,348,414	13,264,192
600,000	Verisign, Inc. [1]	27,498,021	37,032,000
227,936	Zillow Group, Inc., Cl A [1]	22,600,472	19,771,169

		72,687,308	102,095,011

	IT Consulting & Other Services (6.30%)
158,659	Equinix, Inc. [4]	11,589,779	40,299,386
1,575,000	Gartner, Inc. [1]	34,346,131	135,103,500

		45,935,910	175,402,886

Total Information Technology		290,100,555	631,423,347

Materials (0.66%)

	Industrial Gases (0.66%)
175,000	Airgas, Inc.	11,449,835	18,511,500

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (2.89%)

	Wireless Telecommunication Services (2.89%)
700,000	SBA Communications Corp., Cl A [1]	$20,275,863	$80,479,000

Utilities (1.30%)

	Renewable Electricity (1.30%)
950,314	TerraForm Power, Inc., Cl A	27,552,648	36,092,926

Total Common Stocks		1,162,761,932	2,764,097,376

Private Equity Investment (0.21%)

Financials (0.21%)

	Asset Management & Custody Banks (0.21%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	5,997,789

Principal Amount

Short Term Investment (0.35%)

$9,797,967	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2015, 0.00% due 7/1/2015; Proceeds at maturity - $9,797,967; (Fully collateralized by $10,265,000 U.S. Treasury Note, 1.50% due 1/31/2022; Market value - $9,995,544) [5]	9,797,967	9,797,967

Total Investments (99.83%)		$1,172,559,899	2,779,893,132

Cash and Other Assets Less Liabilities (0.17%)			4,599,713

Net Assets			$2,784,492,845

Retail Shares (Equivalent to $66.40 per share based on 30,680,752 shares outstanding)			$2,037,060,565

Institutional Shares (Equivalent to $67.78 per share based on 11,027,996 shares outstanding)			$747,432,280

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2015, the market value of restricted and fair valued securities amounted to $12,113,910 or 0.44% of net assets. $6,116,121 or 0.22% of net assets are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.07%)

Consumer Discretionary (24.76%)

	Apparel, Accessories & Luxury Goods (3.92%)
3,700,000	Under Armour, Inc., Cl A [1]	$29,125,536	$308,728,000

	Automotive Retail (0.50%)
750,000	Penske Automotive Group, Inc.	13,032,059	39,082,500

	Casinos & Gaming (2.09%)
3,870,620	Penn National Gaming, Inc. [1]	33,038,240	71,025,877
2,502,267	Pinnacle Entertainment, Inc. [1]	39,163,343	93,284,514

		72,201,583	164,310,391
	Distributors (0.63%)
1,650,000	LKQ Corp. [1]	9,422,350	49,904,250

	Education Services (2.39%)
2,257,170	Bright Horizons Family Solutions, Inc. [1]	74,787,601	130,464,426
2,350,000	Nord Anglia Education, Inc. [1,2]	44,365,050	57,622,000

		119,152,651	188,086,426

	Hotels, Resorts & Cruise Lines (4.64%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	163,156,875
271,739	Diamond Resorts International, Inc. [1]	3,804,346	8,573,365
2,638,652	Interval Leisure Group, Inc.	49,668,667	60,293,198
1,450,000	Marriott Vacations Worldwide Corp.	78,402,844	133,037,500

		204,937,313	365,060,938

	Internet Retail (0.85%)
29,543,286	AO World plc (United Kingdom) [1,2,4]	115,398,399	67,169,574

	Leisure Facilities (3.56%)
1,404,145	ClubCorp Holdings, Inc.	26,479,209	33,530,983
2,064,800	Vail Resorts, Inc. [4]	59,870,980	225,476,160
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada) [2]	15,542,103	21,430,256

		101,892,292	280,437,399

	Leisure Products (0.19%)
637,200	BRP, Inc. (Canada) [1,2]	12,906,241	14,891,808
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)

	Movies & Entertainment (1.24%)
5,465,000	Manchester United plc, Cl A [1,2]	$77,397,833	$97,604,900

	Publishing (1.11%)
1,100,000	Morningstar, Inc.	23,159,632	87,505,000

	Restaurants (1.00%)
450,000	Panera Bread Co., Cl A [1]	15,602,751	78,646,500

	Specialized Consumer Services (0.05%)
65,000	Steiner Leisure, Ltd. [1,2]	3,571,632	3,495,700

	Specialty Stores (2.59%)
400,000	The Container Store Group, Inc. [1]	7,838,975	6,748,000
3,800,000	Dick’s Sporting Goods, Inc.	63,931,549	196,726,000

		71,770,524	203,474,000

Total Consumer Discretionary		869,570,796	1,948,397,386

Consumer Staples (6.70%)

	Brewers (0.71%)
240,000	The Boston Beer Co., Inc., Cl A [1]	39,093,981	55,677,600

	Drug Retail (0.60%)
1,046,016	Diplomat Pharmacy, Inc. [1]	31,709,808	46,809,216

	Food Distributors (1.85%)
2,290,237	United Natural Foods, Inc. [1]	98,857,949	145,842,292

	Food Retail (0.66%)
2,892,632	Smart & Final Stores, Inc. [1]	50,837,170	51,691,334

	Household Products (1.49%)
1,448,667	Church & Dwight Co., Inc.	26,399,845	117,530,354

	Packaged Foods & Meats (1.39%)
1,350,000	TreeHouse Foods, Inc. [1]	54,433,219	109,390,500

Total Consumer Staples		301,331,972	526,941,296

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Energy (1.23%)

	Oil & Gas Drilling (0.18%)
200,000	Helmerich & Payne, Inc.	$4,101,509	$14,084,000
	Oil & Gas Equipment & Services (0.25%)
175,000	Core Laboratories N.V. [2]	3,923,292	19,957,000

	Oil & Gas Storage & Transportation (0.80%)
700,000	Targa Resources Corp.	18,709,893	62,454,000

Total Energy		26,734,694	96,495,000

Financials (16.87%)

	Asset Management & Custody Banks (3.90%)
2,100,000	The Carlyle Group	46,651,360	59,115,000
2,175,000	Cohen & Steers, Inc.	57,433,262	74,124,000
2,302,818	Financial Engines, Inc.	66,477,436	97,823,709
1,430,195	Oaktree Capital Group, LLC	64,458,848	76,057,770

		235,020,906	307,120,479

	Diversified REITs (0.36%)
712,000	American Assets Trust, Inc.	13,782,555	27,917,520

	Hotel & Resort REITs (0.74%)
1,650,000	LaSalle Hotel Properties	38,657,293	58,509,000

	Investment Banking & Brokerage (0.67%)
839,666	Moelis & Co., Cl A	24,771,430	24,106,811
1,202,936	Virtu Financial, Inc., Cl A [1]	24,650,068	28,244,937

		49,421,498	52,351,748

	Life & Health Insurance (1.57%)
2,700,000	Primerica, Inc. [4]	65,591,464	123,363,000

	Office REITs (1.86%)
135,000	Alexander’s, Inc. [5]	28,435,048	55,350,000
3,363,030	Douglas Emmett, Inc.	41,997,160	90,600,028

		70,432,208	145,950,028

	Property & Casualty Insurance (3.36%)
3,950,000	Arch Capital Group Ltd. [1,2]	38,581,866	264,492,000

	Residential REITs (0.27%)
570,000	American Campus Communities, Inc.	14,213,518	21,483,300
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)

	Specialized Finance (1.68%)
2,150,000	MSCI, Inc.	$42,521,078	$132,332,500

	Specialized REITs (2.46%)
750,000	Alexandria Real Estate Equities, Inc. [5]	28,094,491	65,595,000
3,496,074	Gaming and Leisure Properties, Inc.	89,454,330	128,166,073

		117,548,821	193,761,073

Total Financials		685,771,207	1,327,280,648

Health Care (9.91%)

	Biotechnology (0.40%)
600,000	ACADIA Pharmaceuticals Inc. [1]	15,387,424	25,128,000
200,000	Foundation Medicine, Inc. [1]	9,378,152	6,768,000

		24,765,576	31,896,000

	Health Care Equipment (1.74%)
150,000	Edwards Lifesciences Corp. [1]	1,984,334	21,364,500
1,800,000	IDEXX Laboratories, Inc. [1]	28,558,026	115,452,000

		30,542,360	136,816,500

	Health Care Facilities (2.43%)
3,035,000	Community Health Systems, Inc. [1]	53,983,842	191,113,950

	Health Care Services (0.12%)
170,000	IPC Healthcare, Inc. [1]	3,899,438	9,416,300

	Health Care Supplies (1.01%)
365,038	Neogen Corp. [1]	8,075,677	17,317,403
1,077,686	West Pharmaceutical Services, Inc.	37,684,652	62,592,003

		45,760,329	79,909,406

	Health Care Technology (0.83%)
2,329,559	Inovalon Holdings, Inc., CI A [1]	58,656,911	64,994,696

	Life Sciences Tools & Services (3.38%)
880,943	Bio-Techne Corporation	46,631,249	86,746,457
525,000	Mettler-Toledo International, Inc. [1]	25,797,239	179,266,500

		72,428,488	266,012,957

Total Health Care		290,036,944	780,159,809

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (15.14%)

	Building Products (3.89%)
1,725,000	CaesarStone Sdot-Yam Ltd. [1,2]	$31,551,799	$118,231,500
1,498,500	Masonite International Corp. [1,2]	84,509,238	105,059,835
1,670,000	Trex Company, Inc. [1,4]	62,696,594	82,548,100

		178,757,631	305,839,435

	Construction & Engineering (0.33%)
1,247,800	Badger Daylighting Ltd. (Canada) [2]	42,021,213	26,164,838

	Diversified Support Services (0.82%)
1,819,817	Copart, Inc. [1]	21,111,438	64,567,107

	Electrical Components & Equipment (1.11%)
2,201,734	Generac Holdings, Inc. [1]	10,697,748	87,518,927

	Industrial Machinery (5.26%)
2,000,000	Colfax Corp. [1]	45,271,381	92,300,000
2,550,000	The Middleby Corp. [1]	74,456,718	286,186,500
300,000	Valmont Industries, Inc.	24,213,009	35,661,000

		143,941,108	414,147,500

	Railroads (1.62%)
1,675,000	Genesee & Wyoming, Inc., Cl A [1]	25,232,318	127,601,500

	Research & Consulting Services (0.41%)
250,000	IHS, Inc., Cl A [1]	10,136,469	32,157,500

	Trading Companies & Distributors (1.29%)
2,000,000	Air Lease Corp.	47,523,423	67,800,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	33,838,450

		64,806,160	101,638,450

	Trucking (0.41%)
475,000	Landstar System, Inc.	11,073,375	31,763,250

Total Industrials		507,777,460	1,191,398,507

Information Technology (20.96%)

	Application Software (9.52%)
1,850,000	ANSYS, Inc. [1]	44,326,673	168,794,000
650,000	Bottomline Technologies (de), Inc. [1]	17,312,345	18,076,500
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Application Software (continued)
1,600,000	FactSet Research Systems, Inc.	$80,624,740	$260,016,000
1,173,796	Guidewire Software, Inc. [1]	37,834,851	62,129,022
2,075,000	Pegasystems, Inc.	31,022,554	47,496,750
3,087,713	SS&C Technologies Holdings, Inc.	52,369,848	192,982,063

		263,491,011	749,494,335

	Data Processing & Outsourced Services (2.51%)
3,000,000	MAXIMUS, Inc.	57,528,621	197,190,000

	Electronic Equipment & Instruments (0.66%)
625,000	FEI Company	23,308,886	51,831,250

	Internet Software & Services (4.08%)
2,324,374	Benefitfocus, Inc. [1,4]	86,529,482	101,923,800
999,653	CoStar Group, Inc. [1]	44,116,616	201,190,162
300,000	Shutterstock, Inc. [1]	19,831,995	17,592,000

		150,478,093	320,705,962

	IT Consulting & Other Services (4.19%)
3,475,000	Booz Allen Hamilton Holding Corp.	43,720,311	87,709,000
2,825,000	Gartner, Inc. [1]	45,240,023	242,328,500

		88,960,334	330,037,500

Total Information Technology		583,766,945	1,649,259,047

Telecommunication Services (0.86%)

	Alternative Carriers (0.86%)
7,493,437	Iridium Communications, Inc. [1,4]	45,709,971	68,115,342

Utilities (2.64%)

	Electric Utilities (2.64%)
6,450,000	ITC Holdings Corp.	64,919,399	207,561,000

Total Common Stocks		3,375,619,388	7,795,608,035

Preferred Stock (0.17%)

Telecommunication Services (0.17%)

	Alternative Carriers (0.17%)
41,074	Iridium Communications, Inc., Series B, 6.75% [4,6]	10,268,500	13,698,179

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Private Equity Investment (0.03%)

Financials (0.03%)

	Asset Management & Custody Banks (0.03%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	$0	$2,018,897

Rights (0.00%)

Materials (0.00%)

	Fertilizers & Agricultural Chemicals (0.00%)
393,349	Agrinos AS (Mexico) Exp 7/15/2015[1,2,3,6]	0	61,206

Principal Amount

Short Term Investment (0.63%)

Repurchase Agreement (0.63%)
$49,477,866	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2015, 0.00% due 7/1/2015; Proceeds at maturity - $49,477,866; (Fully collateralized by $10,000,000 U.S. Treasury Note, 1.50% due 1/31/2022; Market value - $9,737,500 and $40,050,000 U.S. Treasury Note, 2.125% due 8/15/2021; Market value - $40,730,329) [6]	49,477,866	49,477,866

Total Investments (99.90%)		$3,435,365,754	7,860,864,183

Cash and Other Assets Less Liabilities (0.10%)			7,722,493

Net Assets			$7,868,586,676

Retail Shares (Equivalent to $74.76 per share based on 54,435,851 shares outstanding)			$4,069,774,187

Institutional Shares (Equivalent to $75.85 per share based on 50,085,601 shares outstanding)			$3,798,812,489

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2015, the market value of restricted and fair valued securities amounted to $2,080,103 or 0.03% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.15%)

Consumer Discretionary (16.20%)

	Advertising (0.13%)
433,000	National CineMedia, Inc.	$3,969,391	$6,910,680

	Apparel, Accessories & Luxury Goods (1.91%)
300,000	Fossil Group, Inc. [1]	5,630,884	20,808,000
2,000,000	Iconix Brand Group, Inc. [1]	29,279,689	49,940,000
1,500,000	Tumi Holdings, Inc. [1]	28,522,128	30,780,000

		63,432,701	101,528,000

	Automotive Retail (0.53%)
450,000	Monro Muffler Brake, Inc.	23,776,386	27,972,000

	Broadcasting (1.01%)
300,000	Liberty Media Corporation, Cl A [1]	860,746	10,812,000
1,200,000	Liberty Media Corporation, Cl C [1]	3,543,461	43,080,000

		4,404,207	53,892,000

	Cable & Satellite (0.43%)
150,000	Liberty Broadband Corp., Cl A [1]	621,053	7,645,500
300,000	Liberty Broadband Corp., Cl C [1]	1,184,602	15,348,000

		1,805,655	22,993,500

	Casinos & Gaming (1.04%)
3,000,000	Penn National Gaming, Inc. [1]	17,926,778	55,050,000

	Education Services (4.42%)
2,350,000	Bright Horizons Family Solutions, Inc. [1]	80,177,150	135,830,000
1,009,011	Houghton Mifflin Harcourt Company [1]	23,307,328	25,427,077
3,000,000	Nord Anglia Education, Inc. [1,2]	54,983,018	73,560,000

		158,467,496	234,817,077

	Homefurnishing Retail (1.60%)
1,400,000	Mattress Firm Holding Corp. [1]	35,360,733	85,330,000

	Movies & Entertainment (1.89%)
1,000,000	The Madison Square Garden Company, Cl A [1]	25,000,417	83,490,000
3,750,000	SFX Entertainment, Inc. [1]	26,066,093	16,837,500

		51,066,510	100,327,500
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)

	Restaurants (2.63%)
950,000	BJ’s Restaurants, Inc. [1]	$34,185,457	$46,027,500
950,000	The Cheesecake Factory, Inc.	18,719,871	51,808,250
2,250,000	Del Frisco’s Restaurant Group, Inc. [1,3]	46,652,836	41,917,500

		99,558,164	139,753,250

	Specialty Stores (0.61%)
1,632,120	The Container Store Group, Inc. [1]	51,419,946	27,533,865
250,000	Party City Holdco, Inc. [1]	4,250,000	5,067,500

		55,669,946	32,601,365

Total Consumer Discretionary		515,437,967	861,175,372

Consumer Staples (3.43%)

	Drug Retail (0.72%)
850,000	Diplomat Pharmacy, Inc. [1]	25,099,444	38,037,500

	Food Distributors (2.63%)
2,093,960	The Chefs’ Warehouse, Inc. [1,3]	33,488,530	44,475,710
1,500,000	United Natural Foods, Inc. [1]	65,739,597	95,520,000

		99,228,127	139,995,710

	Food Retail (0.08%)
1,250,000	Fairway Group Holdings Corp. [1]	16,404,046	4,450,000

Total Consumer Staples		140,731,617	182,483,210

Energy (6.53%)

	Oil & Gas Equipment & Services (0.84%)
250,000	Core Laboratories N.V. [2]	9,239,508	28,510,000
800,000	Forum Energy Technologies, Inc. [1]	15,934,618	16,224,000

		25,174,126	44,734,000

	Oil & Gas Exploration & Production (0.19%)
550,000	Bonanza Creek Energy, Inc. [1]	17,592,985	10,037,500

	Oil & Gas Storage & Transportation (5.50%)
750,000	Columbia Pipeline Partners LP	18,334,868	18,900,000
500,000	Dominion Midstream Partners, L.P.	10,628,771	19,155,000
800,000	PBF Logistics LP	20,465,744	19,144,000
700,000	Phillips 66 Partners LP	19,469,513	50,400,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Energy (continued)

	Oil & Gas Storage & Transportation (continued)
5,000,000	Scorpio Tankers Inc. [2]	$42,287,906	$50,450,000
750,000	Targa Resources Corp.	17,965,719	66,915,000
1,000,000	Valero Energy Partners LP	33,705,253	51,080,000
550,000	Western Refining Logistics, LP	12,234,077	16,164,500

		175,091,851	292,208,500

Total Energy		217,858,962	346,980,000

Financials (8.37%)

	Asset Management & Custody Banks (2.37%)
750,000	Artisan Partners Asset Management, Inc., Cl A	28,955,338	34,845,000
2,150,000	Financial Engines, Inc.	48,440,910	91,332,000

		77,396,248	126,177,000

	Hotel & Resort REITs (1.38%)
1,250,000	Chesapeake Lodging Trust	21,068,224	38,100,000
1,000,000	LaSalle Hotel Properties	22,226,829	35,460,000

		43,295,053	73,560,000

	Investment Banking & Brokerage (0.67%)
1,250,000	Moelis & Co., Cl A	35,022,100	35,887,500

	Office REITs (0.52%)
250,000	SL Green Realty Corp.	5,347,806	27,472,500

	Real Estate Services (0.77%)
1,100,000	CBRE Group, Inc., Cl A [1]	5,154,322	40,700,000

	Specialized REITs (1.90%)
2,750,000	Gaming and Leisure Properties, Inc.	54,474,530	100,815,000

	Thrifts & Mortgage Finance (0.76%)
1,480,950	Essent Group, Ltd. [1,2]	30,375,123	40,503,982

Total Financials		251,065,182	445,115,982

Health Care (16.15%)

	Biotechnology (0.86%)
750,000	Cepheid [1]	24,504,439	45,862,500

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Health Care Equipment (4.21%)
700,000	Cantel Medical Corp.	$29,626,774	$37,569,000
1,250,000	DexCom, Inc. [1]	17,100,776	99,975,000
1,341,844	IDEXX Laboratories, Inc. [1]	21,699,129	86,065,874

		68,426,679	223,609,874

	Health Care Facilities (2.28%)
3,497,500	Brookdale Senior Living, Inc. [1]	65,756,572	121,363,250

	Health Care Services (0.44%)
600,000	ExamWorks Group, Inc. [1]	22,136,386	23,460,000

	Health Care Supplies (0.87%)
2,000,000	The Spectranetics Corporation [1]	59,422,888	46,020,000

	Health Care Technology (0.94%)
1,750,000	Press Ganey Holdings, Inc. [1]	47,099,892	50,172,500

	Life Sciences Tools & Services (4.61%)
1,050,000	ICON plc [1,2]	31,621,418	70,665,000
1,350,000	INC Research Holdings, Inc., Cl A [1]	33,621,467	54,162,000
250,000	Mettler-Toledo International, Inc. [1]	14,245,819	85,365,000
965,200	PRA Health Sciences, Inc. [1]	17,856,523	35,065,716

		97,345,227	245,257,716

	Managed Health Care (0.84%)
1,384,271	HealthEquity, Inc. [1]	25,010,140	44,365,886

	Pharmaceuticals (1.10%)
2,000,000	Catalent, Inc. [1]	49,879,444	58,660,000

Total Health Care		459,581,667	858,771,726

Industrials (17.62%)

	Aerospace & Defense (5.27%)
2,500,000	DigitalGlobe, Inc. [1]	74,048,578	69,475,000
1,505,000	The KEYW Holding Corporation [1]	15,420,816	14,026,600
875,000	TransDigm Group, Inc. [1]	0	196,586,250

		89,469,394	280,087,850

	Diversified Support Services (0.47%)
750,000	Healthcare Services Group, Inc.	22,923,876	24,787,500

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)

	Electrical Components & Equipment (2.86%)
825,000	Acuity Brands, Inc.	$44,094,137	$148,483,500
120,950	Franklin Electric Co., Inc.	4,464,481	3,910,314

		48,558,618	152,393,814

	Environmental & Facilities Services (3.28%)
1,050,000	Clean Harbors, Inc. [1]	26,906,827	56,427,000
2,500,000	Waste Connections, Inc.	44,418,372	117,800,000

		71,325,199	174,227,000

	Human Resource & Employment Services (1.66%)
2,250,000	On Assignment, Inc. [1]	59,412,815	88,380,000

	Industrial Machinery (2.47%)
200,000	Graco, Inc.	4,422,207	14,206,000
684,082	Nordson Corp.	20,666,134	53,283,147
473,157	RBC Bearings, Inc. [1]	31,685,416	33,953,746
1,250,000	Rexnord Corp. [1]	21,917,628	29,887,500

		78,691,385	131,330,393

	Office Services & Supplies (0.47%)
1,000,000	Interface, Inc.	13,433,618	25,050,000

	Railroads (1.14%)
800,000	Genesee & Wyoming, Inc., Cl A [1]	21,723,581	60,944,000

Total Industrials		405,538,486	937,200,557

Information Technology (18.88%)

	Application Software (5.50%)
3,500,000	ACI Worldwide, Inc. [1]	42,795,006	85,995,000
275,000	Advent Software, Inc.	981,566	12,157,750
1,500,000	Guidewire Software, Inc. [1]	40,880,643	79,395,000
700,000	The Ultimate Software Group, Inc. [1]	17,611,027	115,038,000

		102,268,242	292,585,750

	Data Processing & Outsourced Services (3.70%)
750,000	FleetCor Technologies, Inc. [1]	18,319,250	117,045,000
700,000	WEX Inc. [1]	35,700,494	79,779,000

		54,019,744	196,824,000
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Electronic Equipment & Instruments (2.59%)
1,400,000	Cognex Corp.	$22,631,628	$67,340,000
850,000	FEI Company	33,259,652	70,490,500

		55,891,280	137,830,500

	Internet Software & Services (0.76%)
500,000	comScore, Inc. [1]	16,111,094	26,630,000
400,000	GrubHub, Inc. [1]	11,759,177	13,628,000

		27,870,271	40,258,000

	IT Consulting & Other Services (5.31%)
1,250,000	Acxiom Corp. [1]	28,143,704	21,975,000
350,000	Equinix, Inc. [4]	20,292,434	88,900,000
2,000,000	Gartner, Inc. [1]	36,351,618	171,560,000

		84,787,756	282,435,000

	Systems Software (0.29%)
781,822	Rally Software Development Corp. [1]	12,997,505	15,206,438

	Technology Hardware, Storage & Peripherals (0.73%)
890,000	Electronics For Imaging, Inc. [1]	37,391,650	38,723,900

Total Information Technology		375,226,448	1,003,863,588

Materials (6.82%)

	Commodity Chemicals (0.20%)
500,000	Westlake Chemical Partners LP	12,954,988	10,875,000

	Construction Materials (0.70%)
1,450,000	Summit Materials, Inc., Cl A [1]	27,872,216	36,975,000

	Diversified Metals & Mining (1.66%)
5,000,000	Globe Specialty Metals, Inc. [3]	65,221,840	88,500,000

	Metal & Glass Containers (2.74%)
4,500,000	Berry Plastics Group, Inc. [1]	75,853,854	145,800,000

	Specialty Chemicals (1.52%)
2,350,000	Flotek Industries, Inc. [1]	44,721,386	29,445,500
2,000,000	Platform Specialty Products Corp.[1]	32,710,833	51,160,000

		77,432,219	80,605,500

Total Materials		259,335,117	362,755,500

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (4.19%)

	Wireless Telecommunication Services (4.19%)
148,323,290	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2]	$30,976,387	$44,499,768
1,550,000	SBA Communications Corp., Cl A [1]	6,592,006	178,203,500

Total Telecommunication Services		37,568,393	222,703,268

Utilities (0.96%)

	Electric Utilities (0.41%)
675,000	ITC Holdings Corp.	9,427,959	21,721,500

	Renewable Electricity (0.55%)
1,000,000	8Point3 Energy Partners LP [1]	20,862,947	18,620,000
350,000	Abengoa Yield plc [2]	10,150,000	10,962,000

		31,012,947	29,582,000

Total Utilities		40,440,906	51,303,500

Total Common Stocks		2,702,784,745	5,272,352,703

Principal Amount		Cost	Value

Short Term Investment (1.01%)

Repurchase Agreement (1.01%)
$53,397,054	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2015, 0.00% due 7/1/2015; Proceeds at maturity - $53,397,054; (Fully collateralized by $55,935,000 U.S. Treasury Note, 1.50% due 1/31/2022; Market value - $54,466,706)[5]	$53,397,054	$53,397,054

Total Investments (100.16%)		$2,756,181,799	5,325,749,757

Liabilities Less Cash and Other Assets (-0.16%)			(8,363,087)

Net Assets			$5,317,386,670

Retail Shares (Equivalent to $34.70 per share based on 89,774,198 shares outstanding)			$3,114,865,518

Institutional Shares (Equivalent to $35.30 per share based on 62,399,999 shares outstanding)			$2,202,521,152

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.83%)

Consumer Discretionary (18.33%)

	Apparel, Accessories & Luxury Goods (1.05%)
47,500	Under Armour, Inc., Cl A [1]	$1,190,077	$3,963,400

	Automobile Manufacturers (3.20%)
45,000	Tesla Motors, Inc. [1]	9,450,240	12,071,700

	Automotive Retail (2.37%)
134,870	CarMax, Inc. [1]	3,326,226	8,929,743

	Homefurnishing Retail (1.46%)
56,500	Restoration Hardware Holdings, Inc. [1]	3,345,648	5,516,095

	Internet Retail (7.82%)
17,400	Amazon.com, Inc. [1]	5,580,794	7,553,166
1,099,160	AO World plc (United Kingdom) [1,2]	5,092,179	2,499,049
166,000	Liberty TripAdvisor Holdings, Inc., Cl A [1]	4,987,789	5,348,520
11,500	Netflix, Inc. [1]	3,460,977	7,554,810
5,676	The Priceline Group, Inc. [1]	908,996	6,535,176

		20,030,735	29,490,721
	Movies & Entertainment(2.43%)
513,740	Manchester United plc, ClA [1,2]	8,574,757	9,175,396

Total Consumer Discretionary		45,917,683	69,147,055

Energy (3.35%)

	Oil & Gas Exploration & Production (1.88%)
62,250	Concho Resources, Inc. [1]	5,923,844	7,087,785

	Oil & Gas Storage & Transportation (1.47%)
118,200	Golar LNG Ltd. [2]	3,866,498	5,531,760

Total Energy		9,790,342	12,619,545

Financials (1.92%)

	Investment Banking & Brokerage (1.92%)
178,500	The Charles Schwab Corp.	5,515,900	5,828,025
59,597	Virtu Financial, Inc., Cl A [1]	1,216,490	1,399,338

Total Financials		6,732,390	7,227,363

Shares		Cost	Value

Common Stocks (continued)

Health Care (12.54%)

	Biotechnology (3.09%)
36,500	Alexion Pharmaceuticals, Inc. [1]	$6,615,898	$6,598,105
82,900	Cepheid [1]	2,737,070	5,069,335

		9,352,968	11,667,440

	Health Care Supplies (1.22%)
199,500	The Spectranetics Corporation [1]	5,556,584	4,590,495

	Health Care Technology (3.88%)
41,500	athenahealth, Inc. [1]	5,653,477	4,755,070
162,000	Inovalon Holdings, Inc., CI A [1]	4,288,428	4,519,800
99,000	Medidata Solutions, Inc. [1]	4,763,877	5,377,680

		14,705,782	14,652,550

	Life Sciences Tools & Services (3.30%)
56,915	Illumina, Inc. [1]	2,378,516	12,427,959

	Managed Health Care (1.05%)
123,954	HealthEquity, Inc. [1]	2,209,165	3,972,726

Total Health Care		34,203,015	47,311,170
Industrials (8.46%)

	Aerospace & Defense (1.74%)
235,791	DigitalGlobe, Inc. [1]	6,742,944	6,552,632

	Building Products (1.58%)
87,069	CaesarStone Sdot-Yam Ltd. [1,2]	2,013,981	5,967,709

	Human Resource & Employment Services (1.42%)
42,500	Towers Watson & Co., Cl A	5,656,848	5,346,500

	Industrial Machinery (1.24%)
41,700	The Middleby Corp. [1]	2,017,818	4,679,991

	Research & Consulting Services (2.48%)
128,800	Verisk Analytics, Inc. [1]	6,059,714	9,371,488

Total Industrials		22,491,305	31,918,320

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (49.89%)

	Application Software (12.15%)
120,250	ANSYS, Inc. [1]	$3,678,291	$10,971,610
351,000	Guidewire Software, Inc. [1]	10,288,084	18,578,430
91,000	Mobileye N.V. [1,2]	3,876,523	4,838,470
95,000	salesforce.com, Inc. [1]	5,793,449	6,614,850
63,000	Workday, Inc., Cl A [1]	5,080,472	4,812,570

		28,716,819	45,815,930

	Data Processing & Outsourced Services (2.34%)
48,000	MasterCard, Inc., Cl A	3,954,156	4,487,040
38,000	WEX, Inc. [1]	3,830,681	4,330,860

		7,784,837	8,817,900

	Internet Software & Services (18.33%)
87,956	Alibaba Group Holding Ltd., ADR [1,2]	7,363,137	7,236,140
248,214	Benefitfocus, Inc. [1]	10,267,458	10,884,184
64,293	CoStar Group, Inc. [1]	3,494,759	12,939,609
119,500	Facebook, Inc., Cl A [1]	8,126,822	10,248,918
7,000	Google, Inc., Cl A [1]	3,879,488	3,780,280
645,925	JUST EAT plc (United Kingdom) [1,2]	2,978,263	4,128,652
22,200	LinkedIn Corp., Cl A [1]	3,957,496	4,587,186
170,492	Shutterstock, Inc. [1]	7,701,000	9,997,651
61,500	Zillow Group, Inc., Cl A [1]	5,175,065	5,334,510

		52,943,488	69,137,130

	IT Consulting & Other Services (8.24%)
376,000	Acxiom Corp. [1]	6,011,813	6,610,080
42,034	Equinix, Inc. [4]	1,152,469	10,676,636
160,644	Gartner, Inc. [1]	2,411,317	13,780,042

		9,575,599	31,066,758

	Semiconductor Equipment (2.54%)
321,000	SunEdison, Inc. [1]	6,243,317	9,601,110

	Semiconductors (1.56%)
121,200	Mellanox Technologies Ltd. [1,2]	4,962,565	5,889,108

	Systems Software (4.73%)
132,500	FireEye, Inc. [1]	4,862,667	6,480,575
50,000	Qualys, Inc. [1]	1,857,415	2,017,500
122,900	Red Hat, Inc. [1]	5,963,109	9,331,797

		12,683,191	17,829,872

Total Information Technology		122,909,816	188,157,808

Shares		Cost	Value

Common Stocks (continued)

Materials (0.54%)

	Specialty Chemicals (0.54%)
161,500	Flotek Industries, Inc. [1]	$4,563,396	$2,023,595

Telecommunication Services (2.42%)

	Wireless Telecommunication Services (2.42%)
79,300	SBA Communications Corp., Cl A [1]	476,760	9,117,121

Utilities (1.38%)

	Renewable Electricity (1.38%)
136,833	TerraForm Power, Inc., Cl A	4,111,225	5,196,917

Total Common Stocks		251,195,932	372,718,894

Private Equity Investment (1.10%)

Utilities (1.10%)

	Renewable Electricity (1.10%)
4,500	TerraForm Global, Inc. [1,3,5]	4,500,000	4,157,010

Total Investments (99.93%)		$255,695,932	376,875,904

Cash and Other Assets Less Liabilities (0.07%)			250,149

Net Assets			$377,126,053

Retail Shares (Equivalent to $19.49 per share based on 14,032,310 shares outstanding)			$273,546,004

Institutional Shares (Equivalent to $19.85 per share based on 5,218,102 shares outstanding)			$103,580,049

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At June 30, 2015, the market value of restricted and fair valued securities amounted to $4,157,010 or 1.10% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.35%)

Consumer Discretionary (20.35%)

	Cable & Satellite (1.46%)
14,000	Naspers Ltd., Cl N (South Africa)[2]	$2,190,866	$2,180,667

	Internet Retail (13.06%)
29,201	Amazon.com, Inc. [1]	7,658,239	12,675,862
25,618	Ctrip.com International Ltd., ADR [1,2]	1,230,151	1,860,379
4,337	The Priceline Group, Inc. [1]	2,941,040	4,993,492

		11,829,430	19,529,733
	Restaurants (5.83%)
103,564	Starbucks Corp.	3,152,385	5,552,584
35,123	YUM! Brands, Inc.	2,187,167	3,163,880

		5,339,552	8,716,464

Total Consumer Discretionary		19,359,848	30,426,864

Consumer Staples (1.05%)

	Hypermarkets & Super Centers (1.05%)
11,648	Costco Wholesale Corp.	835,362	1,573,179

Energy (5.02%)

	Oil & Gas Exploration & Production (1.58%)
20,799	Concho Resources, Inc. [1]	2,328,143	2,368,174

	Oil & Gas Storage & Transportation (3.44%)
13,082	Shell Midstream Partners, L.P. [4,5]	510,198	593,792
46,124	Shell Midstream Partners, L.P.	1,130,594	2,105,561
75,948	Tallgrass Energy GP LP [1]	2,293,643	2,441,728

		3,934,435	5,141,081

Total Energy		6,262,578	7,509,255

Financials (5.08%)

	Diversified Real Estate Activities (3.09%)
132,334	Brookfield Asset Management, Inc., Cl A [2]	3,259,293	4,622,427

	Specialized Finance (1.99%)
31,976	CME Group, Inc.	1,742,883	2,975,686

Total Financials		5,002,176	7,598,113

Shares		Cost	Value

Common Stocks (continued)

Health Care (12.57%)

	Biotechnology (6.34%)
20,950	Alexion Pharmaceuticals, Inc. [1]	$3,427,695	$3,787,131
6,985	Biogen, Inc. [1]	2,103,571	2,821,521
5,616	Regeneron Pharmaceuticals, Inc. [1]	1,686,704	2,864,890

		7,217,970	9,473,542

	Life Sciences Tools & Services (6.23%)
42,692	Illumina, Inc. [1]	1,663,348	9,322,225

Total Health Care		8,881,318	18,795,767

Industrials (3.04%)

	Research & Consulting Services (1.63%)
33,526	Verisk Analytics, Inc. [1]	1,392,841	2,439,352

	Trading Companies & Distributors (1.41%)
50,068	Fastenal Co.	1,630,676	2,111,868

Total Industrials		3,023,517	4,551,220

Information Technology (47.24%)

	Application Software (1.97%)
55,479	Mobileye N.V. [1,2]	2,144,919	2,949,818

	Data Processing & Outsourced Services (7.70%)
65,205	MasterCard, Inc., Cl A	3,418,562	6,095,363
80,831	Visa, Inc., Cl A	2,365,019	5,427,802

		5,783,581	11,523,165

	Internet Software & Services (18.05%)
72,872	Alibaba Group Holding Ltd., ADR [1,2]	6,364,752	5,995,179
91,363	Facebook, Inc., Cl A [1]	2,333,911	7,835,748
5,019	Google, Inc., Cl A [1]	1,256,798	2,710,461
8,084	Google, Inc., Cl C [1]	2,910,267	4,207,803
11,158	LinkedIn Corp., Cl A [1]	1,793,022	2,305,578
108,783	Twitter, Inc. [1]	3,872,406	3,940,120

		18,531,156	26,994,889

	IT Consulting & Other Services (2.53%)
14,913	Equinix, Inc. [3]	1,837,498	3,787,902

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Semiconductor Equipment (4.05%)
29,187	ASML Holding N.V. [2]	$1,960,743	$3,039,242
100,736	SunEdison, Inc. [1]	3,002,111	3,013,014

		4,962,854	6,052,256

	Systems Software (8.28%)
129,941	FireEye, Inc. [1]	4,447,440	6,355,414
42,692	Red Hat, Inc. [1]	2,166,568	3,241,604
32,448	VMware, Inc., Cl A [1]	2,990,691	2,782,091

		9,604,699	12,379,109

	Technology Hardware, Storage & Peripherals (4.66%)
55,573	Apple, Inc.	2,186,665	6,970,244

Total Information Technology		45,051,372	70,657,383

Materials (1.75%)

	Fertilizers & Agricultural Chemicals (1.75%)
24,552	Monsanto Co.	1,879,080	2,616,998

Utilities (1.25%)

	Electric Utilities (1.25%)
42,014	Brookfield Infrastructure Partners L.P. [2]	1,885,038	1,875,085

Total Common Stocks		92,180,289	145,603,864

Private Equity Investments (1.92%)

Utilities (1.92%)

	Renewable Electricity (1.92%)
3,100	TerraForm Global, Inc. [1,4,6]	3,100,000	2,863,718

Principal Amount		Cost	Value

Short Term Investment (1.42%)

$2,129,193	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2015, 0.00% due 7/1/2015; Proceeds at maturity - $2,129,193; (Fully collateralized by $2,235,000 U.S. Treasury Note, 1.50% due 1/31/2022 Market value - $2,176,331) [5]	$2,129,193	$2,129,193

Total Investments (100.69%)		$97,409,482	150,596,775

Liabilities Less Cash and Other Assets (-0.69%)			(1,028,111)

Net Assets			$149,568,664

Retail Shares (Equivalent to $18.89 per share based on 3,963,326 shares outstanding)			$74,852,368

Institutional Shares (Equivalent to $19.09 per share based on 3,914,470 shares outstanding)			$74,716,296

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At June 30, 2015, the market value of restricted and fair valued securities amounted to $3,457,510 or 2.31% of net assets. $593,792 or 0.40% of net assets are deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.73%)

Consumer Discretionary (16.17%)

	Apparel Retail (1.62%)
50,000	Boot Barn Holdings, Inc. [1]	$890,844	$1,600,000

	Casinos & Gaming (1.89%)
50,000	Pinnacle Entertainment, Inc. [1]	1,097,752	1,864,000

	Homefurnishing Retail (1.86%)
30,000	Mattress Firm Holding Corp.[1]	1,844,199	1,828,500

	Leisure Facilities (1.41%)
58,000	ClubCorp Holdings, Inc.	1,054,741	1,385,040

	Restaurants (8.03%)
65,000	Chuy’s Holdings, Inc. [1]	1,360,376	1,741,350
40,000	Fiesta Restaurant Group, Inc. [1]	1,816,193	2,000,000
60,000	Wingstop, Inc. [1]	1,340,254	1,704,000
60,000	Zoe’s Kitchen, Inc. [1]	1,746,790	2,456,400

		6,263,613	7,901,750
	Specialty Stores (0.43%)
25,000	The Container Store Group, Inc. [1]	544,153	421,750

	Textiles (0.93%)
27,500	Unifi, Inc. [1]	927,064	921,250

Total Consumer Discretionary		12,622,366	15,922,290

Consumer Staples (0.47%)

	Packaged Foods & Meats (0.47%)
600,000	Barfresh Food Group, Inc. [1]	300,000	462,000

Energy (4.47%)

	Oil & Gas Exploration & Production (2.96%)
95,000	Atlas Energy Group LLC [1]	773,178	475,000
140,000	Parsley Energy, Inc., Cl A [1]	2,494,497	2,438,800

		3,267,675	2,913,800

	Oil & Gas Storage & Transportation (1.51%)
29,000	Valero Energy Partners LP	1,476,947	1,481,320

Total Energy		4,744,622	4,395,120

Shares		Cost	Value

Common Stocks (continued)

Financials (8.93%)

	Diversified REITs (0.48%)
12,000	American Assets Trust, Inc.	$405,292	$470,520

	Hotel & Resort REITs (3.59%)
50,000	Ashford Hospitality Prime, Inc.	796,625	751,000
230,000	Strategic Hotels & Resorts, Inc. [1]	2,658,558	2,787,600

		3,455,183	3,538,600
	Industrial REITs (2.52%)
170,000	Rexford Industrial Realty, Inc.	2,680,527	2,478,600

	Multi-Sector Holdings (2.34%)
150,000	Fidelity National Financial, Inc. - FNFV Group [1]	2,228,350	2,307,000

Total Financials		8,769,352	8,794,720

Health Care (28.83%)

	Biotechnology (3.43%)
12,200	Esperion Therapeutics, Inc. [1]	610,004	997,472
54,300	Foundation Medicine, Inc. [1]	1,279,378	1,837,512
7,500	Sage Therapeutics, Inc. [1]	393,750	547,500

		2,283,132	3,382,484

	Health Care Equipment (4.78%)
76,829	Glaukos Corporation [1]	2,077,400	2,226,505
36,700	Inogen, Inc. [1]	773,261	1,636,820
70,000	Novadaq Technologies, Inc. [1,2]	890,229	847,700

		3,740,890	4,711,025
	Health Care Facilities (1.33%)
30,000	AAC Holdings, Inc. [1]	450,000	1,306,800

	Health Care Services (3.66%)
252,500	BioScrip, Inc. [1]	1,710,989	916,575
68,700	ExamWorks Group, Inc. [1]	2,402,121	2,686,170

		4,113,110	3,602,745
	Health Care Supplies (6.08%)
150,000	Cerus Corp. [1]	837,491	778,500
80,500	Sientra, Inc. [1]	1,243,823	2,031,015
107,500	The Spectranetics Corporation [1]	2,743,608	2,473,575
325,000	Unilife Corp.[1]	1,153,889	698,750

		5,978,811	5,981,840

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Health Care Technology (2.62%)
90,000	Press Ganey Holdings, Inc. [1]	$2,376,385	$2,580,300

	Life Sciences Tools & Services (2.24%)
55,028	INC Research Holdings, Inc., Cl A [1]	1,067,259	2,207,723

	Managed Health Care (1.55%)
47,500	HealthEquity, Inc. [1]	862,065	1,522,375

	Pharmaceuticals (3.14%)
64,000	Intersect ENT, Inc. [1]	793,848	1,832,320
160,000	TherapeuticsMD, Inc. [1]	845,460	1,257,600

		1,639,308	3,089,920

Total Health Care		22,510,960	28,385,212

Industrials (11.49%)

	Aerospace & Defense (3.87%)
96,000	DigitalGlobe, Inc. [1]	2,694,354	2,667,840
122,319	The KEYW Holding Corporation [1]	1,292,749	1,140,013

		3,987,103	3,807,853
	Building Products (4.76%)
40,000	CaesarStone Sdot-Yam Ltd. [1,2]	2,204,573	2,741,600
90,000	DIRTT Environmental
	Solutions Ltd. (Canada) [1,2]	615,817	465,492
30,000	Trex Company, Inc. [1]	1,530,836	1,482,900

		4,351,226	4,689,992
	Industrial Machinery (2.86%)
54,950	Kornit Digital Ltd. (Israel)[1,2]	563,136	756,112
80,500	NN, Inc.	1,975,980	2,054,360

		2,539,116	2,810,472

Total Industrials		10,877,445	11,308,317

Information Technology (21.26%)

	Electronic Equipment & Instruments (1.46%)
22,660	Coherent, Inc.[1]	1,400,255	1,438,457
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Electronic Manufacturing Services (2.00%)
134,303	Mercury Systems, Inc. [1]	$2,151,536	$1,966,196

	Internet Software & Services (9.81%)
350,300	Amber Road, Inc. [1]	3,510,543	2,459,106
35,500	Benefitfocus, Inc. [1]	1,098,113	1,556,675
50,000	Coupons.com, Incorporated [1]	684,094	539,500
43,000	Envestnet, Inc. [1]	1,909,473	1,738,490
474,074	JUST EAT plc (United Kingdom)[1,2]	2,337,220	3,030,207
10,000	Shopify, Inc., Cl A (Canada)[1,2]	170,000	339,500

		9,709,443	9,663,478
	Semiconductors (2.05%)
52,800	M/A-COM Technology
	Solutions Holdings, Inc. [1]	1,789,856	2,019,600

	Systems Software (5.94%)
42,100	Barracuda Networks, Inc. [1]	1,090,123	1,668,002
53,400	Qualys, Inc. [1]	1,441,772	2,154,690
91,600	Varonis Systems, Inc. [1]	1,989,981	2,023,444

		4,521,876	5,846,136

Total Information Technology		19,572,966	20,933,867

Materials (3.11%)

	Commodity Chemicals (0.88%)
40,000	Westlake Chemical Partners LP	1,062,045	870,000

	Specialty Chemicals (2.23%)
175,000	Flotek Industries, Inc.[1]	2,833,780	2,192,750

Total Materials		3,895,825	3,062,750

Total Common Stocks		83,293,536	93,264,276

Warrants (0.09%)

Consumer Staples (0.09%)

	Packaged Foods & Meats (0.09%)
300,000	Barfresh Food Group, Inc. Warrants Exp 2/23/2020[1,3,4]	0	90,000

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (UNAUDITED)

Principal
Amount		Cost	Value

Short Term Investment (4.72%)

$4,645,616	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2015, 0.00% due 7/1/2015; Proceeds at maturity -$4,645,616; (Fully collateralized by $4,870,000 U.S. Treasury Note, 1.50% due 1/31/2022; Market value -$4,742,163)[4]	4,645,616	4,645,616

Total Investments (99.54%)		$87,939,152	97,999,892

Cash and Other Assets Less Liabilities (0.46%)			449,323

Net Assets			$98,449,215

Retail Shares (Equivalent to $13.88 per share based on 1,846,135 shares outstanding)			$25,633,037

Institutional Shares (Equivalent to $13.94 per share based on 5,222,691 shares outstanding)			$72,816,178

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2015, the market value of restricted and fair valued securities amounted to $90,000 or 0.09% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Open end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

June 30, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2015, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. RESTRICTED SECURITIES

At June 30, 2015, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2015, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stock
Shell Midstream Partners, L.P.	5/13/2015	$ 6,116,121
Private Equity Investment
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	5,997,789

Total Restricted Securities:		$12,113,910

(Cost $5,255,094) †(0.44% of Net Assets)

† See Schedules of Investments for cost of additional securities.

Baron Funds	June 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. RESTRICTED SECURITIES (Continued)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value

Private Equity Investment
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$2,018,897
Rights
Agrinos AS Exp 7/15/2015 (Mexico)	12/23/2013	61,206

Total Restricted Securities:		$2,080,103

(Cost $0) †(0.03% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date	Value

Private Equity Investment
TerraForm Global, Inc.	06/09/2015	$4,157,010

(Cost $4,500,000) (1.10% of Net Assets)
	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date	Value

Common Stock
Shell Midstream Partners, L.P.	05/13/2015	$593,792
Private Equity Investment
TerraForm Global, Inc.	06/09/2015	2,863,718

Total Restricted Securities:		$3,457,510

(Cost $3,610,198) †(2.31% of Net Assets)

	Baron Discovery Fund
Name of Issuer	Acquisition Date	Value

Warrants
Barfresh Food Group, Inc., Warrants, Exp 2/23/2020	2/23/2015	$ 90,000

(Cost $0) (0.09% of Net Assets)

† See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

June 30, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

	Quoted Prices in
	Active Markets for	Other
	Identical Assets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Common Stocks†	$2,757,981,255	$6,116,121	$-	$2,764,097,376
Private Equity Investment	-	-	5,997,789	5,997,789
Short Term Investment	-	9,797,967	-	9,797,967

Total Investments	$2,757,981,255	$15,914,088	$5,997,789	$2,779,893,132

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2015.

	Baron Growth Fund

	Quoted Prices in
	Active Markets for	Other
	Identical Assets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Common Stocks†	$7,795,608,035	$-	$-	$7,795,608,035
Preferred Stock	-	13,698,179	-	13,698,179
Private Equity Investment	-	-	2,018,897	2,018,897
Rights	-	61,206	-	61,206
Short Term Investment	-	49,477,866	-	49,477,866

Total Investments	$7,795,608,035	$63,237,251	$2,018,897	$7,860,864,183

$13,698,179 was transferred out of Level 1 into Level 2 at June 30, 2015 as a result of using a broker quoted price instead of last sale. It is the Fund’s policy to recognize transfers in and transfers out at fair value as of the end of the period.

	Baron Small Cap Fund

	Quoted Prices in
	Active Markets for	Other
	Identical Assets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Common Stocks†	$5,272,352,703	$-	$-	$5,272,352,703
Short Term Investment	-	53,397,054	-	53,397,054

Total Investments	$5,272,352,703	$53,397,054	$-	$5,325,749,757

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2015.

	Baron Opportunity Fund

	Quoted Prices in
	Active Markets for	Other
	Identical Assets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Common Stocks†	$372,718,894	$-	$-	$372,718,894
Private Equity Investment	-	-	4,157,010	4,157,010

Total Investments	$372,718,894	$-	$4,157,010	$376,875,904

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2015.

† See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

	Quoted Prices in
	Active Markets for	Other
	Identical Assets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Common Stocks†	$145,010,072	$593,792	$-	$145,603,864
Private Equity Investment	-	-	2,863,718	2,863,718
Short Term Investment	-	2,129,193	-	2,129,193

Total Investments	$145,010,072	$2,722,985	$2,863,718	$150,596,775

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2015.

	Baron Discovery Fund

	Quoted Prices in
	Active Markets for	Other
	Identical Assets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Common Stocks†	$93,264,276	$-	$-	$93,264,276
Warrants	-	90,000	-	90,000
Short Term Investment	-	4,645,616	-	4,645,616

Total Investments	$93,264,276	$4,735,616	$-	$97,999,892

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2015.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2015

Private Equity Investment

Financials	$42,901,834	$-	$2,008,495	$(2,322,141)	$-	$(36,590,399)	$-	$-	$5,997,789	$(2,322,141)

Total	$42,901,834	$-	$2,008,495	$(2,322,141)	$-	$(36,590,399)	$-	$-	$5,997,789	$(2,322,141)

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2015

Private Equity Investment

Financials	$14,441,055	$-	$3,685,584	$(3,791,160)	$-	$(12,316,582)	$-	$-	$2,018,897	$(3,791,160)

Total	$14,441,055	$-	$3,685,584	$(3,791,160)	$-	$(12,316,582)	$-	$-	$2,018,897	$(3,791,160)

Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2015

Private Equity Investment

Utilities	$-	$-	$-	$(342,990)	$4,500,000	$-	$-	$-	$4,157,010	$(342,990)

Total	$-	$-	$-	$(342,990)	$4,500,000	$-	$-	$-	$4,157,010	$(342,990)

June 30, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2015

Private Equity Investment

Utilities	$-	$-	$-	$(236,282)	$3,100,000	$-	$-	$-	$2,863,718	$(236,282)

Total	$-	$-	$-	$(236,282)	$3,100,000	$-	$-	$-	$2,863,718	$(236,282)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2015, the components of net assets on a tax basis were substantially as follows:

					Baron Fifth
			Baron	Baron	Avenue	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,172,559,899	$3,435,365,754	$2,756,181,799	$255,695,932	$97,409,482	$87,939,152

Gross tax unrealized appreciation	$1,615,637,889	$4,496,265,303	$2,673,941,619	$129,532,951	$54,021,899	$15,190,128
Gross tax unrealized depreciation	(8,304,656)	(70,766,874)	(104,373,661)	(8,352,979)	(834,606)	(5,129,388)

Net unrealized appreciation	$1,607,333,233	$4,425,498,429	$2,569,567,958	$121,179,972	$53,187,293	$10,060,740

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

				Net Change in
	Value at			Unrealized			Shares Held
	September	Purchase	Sales	Appreciation	Realized	Dividend	at June 30,	Value at
Name of Issuer	30, 2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2015	June 30 2015

“Affiliated” Company as of June 30, 2015:
AO World plc (United Kingdom)	$47,011,734	$62,414,488	$12,914,767	$(19,574,591)	$(9,767,290)	$-	29,543,286	$67,169,574
Benefitfocus, Inc.	33,970,397	29,406,203	-	38,547,200	-	-	2,324,374	101,923,800
Choice Hotels International, Inc.	156,390,000	-	-	6,766,875	-	2,315,775	3,007,500	163,156,875
Iridium Communications, Inc.	66,316,917	-	-	1,798,425	-	-	7,493,437	68,115,342
Iridium Communications, Inc.,
Series B, 6.75%	13,989,394	-	-	(291,215)	-	519,843	41,074	13,698,179
Primerica, Inc.	130,194,000	-	-	(6,831,000)	-	1,188,000	2,700,000	123,363,000
Trex Company, Inc.	57,731,900	-	-	24,816,200	-	-	1,670,000	82,548,100
Vail Resorts, Inc.	179,142,048	-	-	46,334,112	-	4,284,460	2,064,800	225,476,160

	$684,746,390	$91,820,691	$12,914,767	$91,566,006	$(9,767,290)	$8,303,078		$845,451,030

No Longer an “Affiliated” Company as of June 30, 2015:
Badger Daylighting Ltd.	$52,975,579	$9,946,996	$26,170,221	$5,887,878	$(16,475,394)	$392,034	1,247,800	$26,164,838

	$52,975,579	$9,946,996	$26,170,221	$5,887,878	$(16,475,394)	$392,034		$26,164,838

BARON SMALL CAP FUND

				Net Change in
	Value at			Unrealized			Shares Held
	September	Purchase	Sales	Appreciation	Realized	Dividend	at June 30,	Value at
Name of Issuer	30, 2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2015	June 30, 2015

“Affiliated” Company as of June 30, 2015:
The Chefs’ Warehouse, Inc.	$32,520,000	$1,476,738	$-	$10,478,972	$-	$-	2,093,960	$44,475,710
Del Frisco’s Restaurant Group, Inc.	42,108,000	949,689	-	(1,140,189)	-	-	2,250,000	41,917,500
Globe Specialty Metals, Inc.	72,760,000	18,613,774	-	(2,873,774)	-	1,020,000	5,000,000	88,500,000

	$147,388,000	$21,040,201	$-	$6,465,009	$-	$1,020,000		$174,893,210

[1] An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2015.

Baron Funds	June 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES[1] (Continued)
				Net Change in
	Value at			Unrealized			Shares Held
	September	Purchase	Sales	Appreciation	Realized	Dividend	at June 30,	Value at
Name of Issuer	30, 2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2015	June 30 2015

No Longer an “Affiliated” Company as of June 30, 2015:
The KEYW Holding Corp.	$21,586,500	$-	$5,009,203	$(2,300,221)	$(250,476)	$-	1,505,000	$14,026,600
PBF Logistics LP	20,256,000	-	-	(1,112,000)	-	784,000	800,000	19,144,000
Rally Software Development Corp.	27,623,000	-	29,478,227	26,273,149	(9,211,484)	-	781,822	15,206,438

	$69,465,500	$-	$34,487,430	$22,860,928	$(9,461,960)	$784,000		$48,377,038

[1] An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2015.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued “ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods beginning after March 31, 2015. The Adviser is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

For additional information regarding the Funds' other significant accounting policies, please refer to the Funds' most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission's website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

Date: August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong
Treasurer and Chief Financial Officer

Date: August 20, 2015